Finance Costs	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Finance Costs
13	FINANCE COSTS

	2017	2016	2015
	RMB million	RMB million	RMB million
Interest on bank borrowings	1,590	1,529	1,613
Interest relating to obligations under finance leases	1,845	1,349	867
Interest relating to post-retirement benefit obligations (note37)	98	88	114
Interest on bonds and debentures	381	359	483
Interest relating to interest rate swap contracts (note 39(a))	63	122	128
Less: amount capitalized into advanced payments on acquisition of aircraft (note (a)) (note21)	(793)	(749)	(1,014)
amounts capitalized into construction in progress (note (a))	—	—	(2)

	3,184	2,698	2,189
Foreign exchange difference, net (note (b))	—	3,574	4,987

	3,184	6,272	7,176

Notes:

(a)	The average interest rate used for interest capitalization was 3.40% per annum for the year ended December 31, 2017 (2016: 3.25%, 2015: 3.09%).

(b)	The exchange income and losses were primarily related to the translation of the Group’s foreign currency denominated borrowings and obligations under finance leases.